American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2021

Disciplined Growth - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 0.3%
Boeing Co. (The)(1)	6,037	1,537,745
Airlines — 1.0%
Alaska Air Group, Inc.(1)	24,857	1,720,353
JetBlue Airways Corp.(1)	78,256	1,591,727
Southwest Airlines Co.(1)	22,785	1,391,252
		4,703,332
Auto Components — 0.5%
Aptiv plc(1)	8,895	1,226,620
Dana, Inc.	47,069	1,145,189
		2,371,809
Automobiles — 3.2%
General Motors Co.(1)	56,833	3,265,624
Tesla, Inc.(1)	17,525	11,705,473
		14,971,097
Banks — 2.7%
Bank of America Corp.	41,165	1,592,674
Citigroup, Inc.	46,812	3,405,573
Fifth Third Bancorp	73,506	2,752,800
JPMorgan Chase & Co.	16,733	2,547,264
Regions Financial Corp.	124,650	2,575,269
		12,873,580
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	1,695	2,044,645
Biotechnology — 1.8%
AbbVie, Inc.	64,485	6,978,567
Blueprint Medicines Corp.(1)	13,740	1,335,940
		8,314,507
Building Products — 0.9%
Advanced Drainage Systems, Inc.	14,885	1,538,960
AO Smith Corp.	41,798	2,825,963
		4,364,923
Capital Markets — 1.1%
MarketAxess Holdings, Inc.	4,176	2,079,314
MSCI, Inc.	6,775	2,840,622
		4,919,936
Chemicals — 1.5%
Scotts Miracle-Gro Co. (The)	13,446	3,293,867
Sherwin-Williams Co. (The)	1,949	1,438,381
Trinseo SA	35,748	2,276,075
		7,008,323
Construction and Engineering — 0.9%
Ameresco, Inc., Class A(1)	12,030	585,019
EMCOR Group, Inc.	31,395	3,521,263
		4,106,282
Consumer Finance — 0.6%
Capital One Financial Corp.	12,193	1,551,316
Synchrony Financial	28,661	1,165,356
		2,716,672

Containers and Packaging — 0.2%
Avery Dennison Corp.	5,250	964,162
Electrical Equipment — 0.3%
Eaton Corp. plc	10,071	1,392,618
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc.(1)	5,173	741,808
Entertainment — 2.7%
Electronic Arts, Inc.	21,998	2,977,869
Live Nation Entertainment, Inc.(1)	12,349	1,045,343
Netflix, Inc.(1)	2,268	1,183,125
Roku, Inc.(1)	4,014	1,307,641
Spotify Technology SA(1)	4,214	1,129,141
Take-Two Interactive Software, Inc.(1)	18,565	3,280,436
Walt Disney Co. (The)(1)	10,256	1,892,437
		12,815,992
Equity Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group, Inc.	18,264	2,077,895
Food Products — 0.9%
Hershey Co. (The)	19,890	3,145,803
Tyson Foods, Inc., Class A	15,591	1,158,411
		4,304,214
Health Care Equipment and Supplies — 2.5%
ABIOMED, Inc.(1)	8,092	2,579,163
Align Technology, Inc.(1)	1,784	966,090
Hill-Rom Holdings, Inc.	13,181	1,456,237
Hologic, Inc.(1)	10,256	762,841
IDEXX Laboratories, Inc.(1)	10,616	5,194,515
ResMed, Inc.	3,967	769,677
		11,728,523
Health Care Providers and Services — 1.7%
HCA Healthcare, Inc.	20,328	3,828,575
McKesson Corp.	14,775	2,881,716
UnitedHealth Group, Inc.	3,370	1,253,876
		7,964,167
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	8,269	2,160,194
Hotels, Restaurants and Leisure — 2.6%
Booking Holdings, Inc.(1)	1,569	3,655,519
Brinker International, Inc.(1)	11,920	847,035
Denny's Corp.(1)	73,920	1,338,691
Expedia Group, Inc.(1)	7,036	1,211,036
Starbucks Corp.	18,358	2,005,979
Yum! Brands, Inc.	28,201	3,050,784
		12,109,044
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	7,556	1,453,094
Household Products — 0.3%
Clorox Co. (The)	6,585	1,270,115
Insurance — 0.6%
Travelers Cos., Inc. (The)	17,173	2,582,819
Interactive Media and Services — 8.5%
Alphabet, Inc., Class A(1)	9,651	19,905,380
Alphabet, Inc., Class C(1)	668	1,381,845

Facebook, Inc., Class A(1)	59,393	17,493,020
TripAdvisor, Inc.(1)	21,526	1,157,884
		39,938,129
Internet and Direct Marketing Retail — 7.6%
Amazon.com, Inc.(1)	10,408	32,203,185
eBay, Inc.	55,473	3,397,166
		35,600,351
IT Services — 3.3%
EPAM Systems, Inc.(1)	4,668	1,851,749
Mastercard, Inc., Class A	7,371	2,624,445
PayPal Holdings, Inc.(1)	33,782	8,203,621
Visa, Inc., Class A	12,784	2,706,756
		15,386,571
Leisure Products — 0.7%
Mattel, Inc.(1)	28,555	568,816
Polaris, Inc.	20,576	2,746,896
		3,315,712
Life Sciences Tools and Services — 1.9%
Illumina, Inc.(1)	3,267	1,254,724
Mettler-Toledo International, Inc.(1)	1,144	1,322,109
Thermo Fisher Scientific, Inc.	5,065	2,311,565
Waters Corp.(1)	14,871	4,225,892
		9,114,290
Machinery — 0.6%
Caterpillar, Inc.	6,636	1,538,690
CNH Industrial NV(1)	75,841	1,186,153
		2,724,843
Media — 0.4%
Comcast Corp., Class A	20,869	1,129,222
Discovery, Inc., Class C(1)	15,378	567,294
		1,696,516
Metals and Mining — 0.9%
Freeport-McMoRan, Inc.(1)	87,707	2,888,192
Nucor Corp.	18,457	1,481,543
		4,369,735
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	18,907	1,371,325
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	62,067	3,918,290
Professional Services — 0.3%
Nielsen Holdings plc	56,604	1,423,591
Real Estate Management and Development — 0.2%
Redfin Corp.(1)	11,229	747,739
Road and Rail — 0.5%
Lyft, Inc., Class A(1)	18,619	1,176,348
Old Dominion Freight Line, Inc.	5,371	1,291,242
		2,467,590
Semiconductors and Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc.(1)	37,003	2,904,736
Applied Materials, Inc.	35,515	4,744,804
Broadcom, Inc.	12,473	5,783,231
Cohu, Inc.(1)	41,566	1,739,121
Lattice Semiconductor Corp.(1)	53,891	2,426,173
Micron Technology, Inc.(1)	36,827	3,248,510

Monolithic Power Systems, Inc.	5,353	1,890,733
NVIDIA Corp.	12,893	6,883,959
NXP Semiconductors NV	10,250	2,063,735
QUALCOMM, Inc.	53,218	7,056,175
Teradyne, Inc.	9,476	1,153,040
Texas Instruments, Inc.	25,655	4,848,538
Universal Display Corp.	5,464	1,293,711
		46,036,466
Software — 17.9%
Adobe, Inc.(1)	9,732	4,626,301
Autodesk, Inc.(1)	16,414	4,549,140
Box, Inc., Class A(1)	51,432	1,180,879
Cadence Design Systems, Inc.(1)	22,699	3,109,536
CommVault Systems, Inc.(1)	20,865	1,345,793
Fortinet, Inc.(1)	3,761	693,604
Intuit, Inc.	11,104	4,253,498
j2 Global, Inc.(1)	22,018	2,639,077
Microsoft Corp.	178,143	42,000,775
NortonLifeLock, Inc.	76,364	1,623,499
Oracle Corp. (New York)	35,243	2,473,001
Palo Alto Networks, Inc.(1)	7,732	2,490,168
ServiceNow, Inc.(1)	11,361	5,681,750
Workday, Inc., Class A(1)	25,919	6,439,057
Zoom Video Communications, Inc., Class A(1)	3,581	1,150,539
		84,256,617
Specialty Retail — 4.7%
AutoNation, Inc.(1)	14,218	1,325,402
Best Buy Co., Inc.	19,961	2,291,722
Home Depot, Inc. (The)	17,664	5,391,936
Lowe's Cos., Inc.	34,314	6,525,836
Rent-A-Center, Inc.	26,462	1,525,799
Ross Stores, Inc.	20,423	2,448,922
TJX Cos., Inc. (The)	39,511	2,613,653
		22,123,270
Technology Hardware, Storage and Peripherals — 10.9%
Apple, Inc.	347,485	42,445,293
Dell Technologies, Inc., Class C(1)	16,506	1,455,004
Hewlett Packard Enterprise Co.	78,976	1,243,082
HP, Inc.	86,689	2,752,376
Logitech International SA	10,252	1,071,334
Pure Storage, Inc., Class A(1)	101,591	2,188,270
		51,155,359
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	2,968	980,687
PVH Corp.(1)	13,236	1,399,045
		2,379,732
TOTAL COMMON STOCKS (Cost $271,758,846)		459,523,622
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $2,792,023), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $2,737,184)		2,737,183
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $9,309,551), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $9,127,000)		9,127,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	3,538,405	3,538,405
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,402,588)		15,402,588
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $287,161,434)		474,926,210
OTHER ASSETS AND LIABILITIES — (1.2)%		(5,405,201)
TOTAL NET ASSETS — 100.0%		$469,521,009

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	46	June 2021	$9,125,020	$181,187
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	459,523,622	—	—
Temporary Cash Investments	3,538,405	11,864,183	—
	463,062,027	11,864,183	—
Other Financial Instruments
Futures Contracts	181,187	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.